                        NATIONWIDE LIFE INSURANCE COMPANY
                       DEFERRED VARIABLE ANNUITY CONTRACTS
                   ISSUED THROUGH NATIONWIDE VARIABLE ACCOUNT
                          PROSPECTUS DATED MAY 1, 1999

THIS SUPPLEMENT IS FOR USE ONLY WITH CONTRACTS ISSUED TO INDIVIDUAL RETIREMENT ACCOUNTS THAT ARE DESCRIBED IN SECTION 408(A) OF THE INTERNAL REVENUE CODE AND WHICH ALSO SATISFY THE DEFINITION OF SIMPLE RETIREMENT ACCOUNTS IN SECTION 408(P) OF THE INTERNAL REVENUE CODE (AS ENACTED IN SECTION 1421 OF THE SMALL BUSINESS JOB PROTECTION ACT OF 1996).

1. The section entitled "GLOSSARY OF SPECIAL TERMS" in the prospectus is amended by adding the following:

SIMPLE IRA - An Individual Retirement Account as defined by Section 408(a) or an Individual Retirement Annuity as defined by Section 408(b) of the Internal Revenue Code, to which the only contributions that can be made are contributions under a SIMPLE Plan and rollovers or transfers from another SIMPLE IRA.

SIMPLE PLAN - The Savings Incentive Match Plan for Employees of Small Employers. This plan is a written arrangement established under Section 408(p) of the Internal Revenue Code which provides a simplified tax-favored retirement plan for small employers. In a SIMPLE Plan, each employee may choose whether to have the small employer make payments as contributions under the SIMPLE Plan or to receive these payments directly in cash. A small employer that chooses to establish a SIMPLE Plan must make either matching contributions or non-elective contributions. All contributions under a SIMPLE Plan are made to SIMPLE IRAs.

SMALL EMPLOYER - An employer that had no more than 100 employees who earned $5,000 or more in compensation during the preceding calendar year.

TWO-YEAR PERIOD - The two-year period begins on the first day in which contributions made by a small employer are deposited into the individual employee's SIMPLE IRA.

2. The section entitled "SUMMARY OF CONTRACT EXPENSES" in the prospectus is amended by adding the following information at the end of footnote 1:

The CDSC is waived for those contracts issued under a SIMPLE IRA Plan. Withdrawals may be made from the contract at any time without the imposition of any CDSC. Any additional references throughout the prospectus to the CDSC do not apply to contracts issued under SIMPLE IRA Plans. As required by federal tax law, such charges do not apply to contracts issued under SIMPLE IRA Plans.

3. The "EXAMPLE" chart in the prospectus is amended with respect to contracts issued as SIMPLE IRAs as follows:

The following chart shows the amount of expenses (in dollars) that would be incurred under this contract assuming a $1,000 investment, 5% annual return and no change in expenses. These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown below.

The example reflects expenses of both the variable account and the underlying mutual funds. The example reflects the maximum amount of variable account charges that could be assessed to a contract (1.30%) and NO CDSC. The Contract Maintenance Charge is expressed as a percentage of the average contract size for existing contracts. Since the average contract account size is greater than $1,000, the expense effect of the Contract Maintenance Charge is reduced accordingly. Deductions for premium taxes are not reflected but may apply.

The summary of contract expenses and example are to help contract owners understand the expenses associated with the contract.

--------------------------------------------------------------------------------------------------------------------------
                              IF YOU SURRENDER YOUR          IF YOU DO NOT SURRENDER         IF YOU ANNUITIZE YOUR
                              CONTRACT AT THE END OF THE     YOUR CONTRACT AT THE END OF     CONTRACT AT THE END OF THE
                              APPLICABLE TIME PERIOD         THE APPLICABLE TIME PERIOD      APPLICABLE TIME PERIOD
--------------------------------------------------------------------------------------------------------------------------
                                1     3       5      10        1      3       5      10       1       3       5      10
                               YR.   YRS.    YRS.    YRS.     YR.    YRS.    YRS.    YRS.    YR.     YRS.    YRS.    YRS.
--------------------------------------------------------------------------------------------------------------------------
American Century: Short        21     64     110     237      21      64     110     237      *       64     110     237
Term Government
(formerly Benham
Short-Term Government)
--------------------------------------------------------------------------------------------------------------------------
American Century: Income       22     67     116     248      22      67     116     248      *       67     116     248
& Growth
--------------------------------------------------------------------------------------------------------------------------
American Century: Growth       25     77     132     281      25      77     132     281      *       77     132     281
(formerly Twentieth
Century Growth)
--------------------------------------------------------------------------------------------------------------------------
American Century:              29     88     150     317      29      88     150     317      *       88     150     317
International Growth
(formerly Twentieth
Century International
Growth)
--------------------------------------------------------------------------------------------------------------------------
American Century: Ultra        25     77     132     281      25      77     132     281      *       77     132     281
(formerly Twentieth
Century Ultra)
--------------------------------------------------------------------------------------------------------------------------
Delchester Fund-Inst'l         22     68     116     249      22      68     116     249      *       68     116     249
--------------------------------------------------------------------------------------------------------------------------
Dreyfus A Bonds Plus           25     76     129     276      25      76     129     276      *       76     129     276
--------------------------------------------------------------------------------------------------------------------------
Dreyfus Appreciation           24     74     126     270      24      74     126     270      *       74     126     270
Fund, Inc.
--------------------------------------------------------------------------------------------------------------------------
Dreyfus Balanced Fund,         24     75     128     273      24      75     128     273      *       75     128     273
Inc.
--------------------------------------------------------------------------------------------------------------------------
Dreyfus S & P 500 Index        20     61     105     228      20      61     105     228      *       61     105     228
Fund (Formerly Peoples
Index Fund, Inc.)
--------------------------------------------------------------------------------------------------------------------------
The Dreyfus Third Century      25     76     130     278      25      76     130     278      *       76     130     278
Fund, Inc.
--------------------------------------------------------------------------------------------------------------------------
Evergreen Income and           28     85     145     307      28      85     145     307      *       85     145     307
Growth Fund
--------------------------------------------------------------------------------------------------------------------------
Federated Bond Fund -          26     80     136     289      26      80     136     289      *       80     136     289
Class F
--------------------------------------------------------------------------------------------------------------------------
Federated High Yield Trust     24     73     126     268      24      73     126     268      *       73     126     268
--------------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Balanced      25     78     133     283      25      78     133     283      *       78     133     283
Fund - Class T
--------------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Fund          25     78     133     283      25      78     133     283      *       78     133     283
Equity Income Fund -
Class T
--------------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Fund          25     76     130     277      25      76     130     277      *       76     130     277
Growth Opportunities
Fund - Class T
--------------------------------------------------------------------------------------------------------------------------
Fidelity Advisor High          25     77     132     281      25      77     132     281      *       77     132     281
Yield Fund - Class T
--------------------------------------------------------------------------------------------------------------------------
Fidelity Asset Manager(TM)     21     64     110     237      21      64     110     237      *       64     110     237
--------------------------------------------------------------------------------------------------------------------------
Fidelity Capital & Income      23     71     122     261      23      71     122     261      *       71     122     261
Fund
--------------------------------------------------------------------------------------------------------------------------
Fidelity Equity-Income         22     67     114     246      22      67     114     246      *       67     114     246
Fund
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                              IF YOU SURRENDER YOUR          IF YOU DO NOT SURRENDER         IF YOU ANNUITIZE YOUR
                              CONTRACT AT THE END OF THE     YOUR CONTRACT AT THE END OF     CONTRACT AT THE END OF THE
                              APPLICABLE TIME PERIOD         THE APPLICABLE TIME PERIOD      APPLICABLE TIME PERIOD
--------------------------------------------------------------------------------------------------------------------------
                                1     3       5      10        1      3       5      10       1       3       5      10
                               YR.   YRS.    YRS.    YRS.     YR.    YRS.    YRS.    YRS.    YR.     YRS.    YRS.    YRS.
--------------------------------------------------------------------------------------------------------------------------
Fidelity Magellan Fund         21     64     110     237      21      64     110     237      *       64     110     237
--------------------------------------------------------------------------------------------------------------------------
Fidelity Puritan Fund          21     65     112     242      21      65     112     242      *       65     112     242
--------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income       22     68     116     249      22      68     116     249      *       68     116     249
Portfolio
--------------------------------------------------------------------------------------------------------------------------
Franklin Mutual Series         26     80     137     291      26      80     137     291      *       80     137     291
Fund Inc.- Mutual Shares
Fund: Class A
--------------------------------------------------------------------------------------------------------------------------
INVESCO Dynamics Fund          26     80     136     289      26      80     136     289      *       80     136     289
--------------------------------------------------------------------------------------------------------------------------
Janus Fund                     23     72     123     264      23      72     123     264      *       72     123     264
--------------------------------------------------------------------------------------------------------------------------
Janus Twenty Fund              24     73     125     266      24      73     125     266      *       73     125     266
--------------------------------------------------------------------------------------------------------------------------
Janus Worldwide Fund           24     74     126     270      24      74     126     270      *       74     126     270
--------------------------------------------------------------------------------------------------------------------------
Lazard Small Cap Portfolio     27     82     139     295      27      82     139     295      *       82     139     295
- Open Shares
--------------------------------------------------------------------------------------------------------------------------
MFS(R)World                    29     88     150     317      29      88     150     317      *       88     150     317
Governments Fund
--------------------------------------------------------------------------------------------------------------------------
Nationwide(R)Bond Fund -       23     71     121     260      23      71     121     260      *       71     121     260
Class D
--------------------------------------------------------------------------------------------------------------------------
Nationwide(R)Fund - Class      22     67     116     248      22      67     116     248      *       67     116     248
D
--------------------------------------------------------------------------------------------------------------------------
Nationwide(R)Growth            23     70     120     257      23      70     120     257      *       70     120     257
Fund - Class D
--------------------------------------------------------------------------------------------------------------------------
Nationwide(R)Money             21     64     110     236      21      64     110     236      *       64     110     236
Market Fund - Prime
Shares
--------------------------------------------------------------------------------------------------------------------------
Nationwide(R)Intermediate      23     70     120     258      23      70     120     258      *       70     120     258
U.S. Government Bond
Fund
--------------------------------------------------------------------------------------------------------------------------
Nationwide S&P 500(R)          25     78     133     284      25      78     133     284      *       78     133     284
Index Fund - Class R
--------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Equity        27     83     141     299      27      83     141     299      *       83     141     299
Trust(R) - Neuberger
Berman Genesis Trust
--------------------------------------------------------------------------------------------------------------------------
Neuberger Berman               23     71     121     259      23      71     121     259      *       71     121     259
Guardian Fund, Inc.
--------------------------------------------------------------------------------------------------------------------------
Neuberger Berman               22     68     116     249      22      68     116     249      *       68     116     249
Limited Maturity Bond
Fund
--------------------------------------------------------------------------------------------------------------------------
Neuberger Berman               23     71     121     260      23      71     121     260      *       71     121     260
Partners Fund, Inc.
--------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global             27     82     139     295      27      82     139     295      *       82     139     295
Fund/VA
--------------------------------------------------------------------------------------------------------------------------
Phoenix Balanced Fund          25     76     130     278      25      76     130     278      *       76     130     278
Series
--------------------------------------------------------------------------------------------------------------------------
Prestige Balanced Fund -       26     80     137     291      26      80     137     291      *       80     137     291
Class A
--------------------------------------------------------------------------------------------------------------------------
Prestige International Fund    28     87     148     312      28      87     148     312      *       87     148     312
- Class A
--------------------------------------------------------------------------------------------------------------------------
Prestige Large Cap Growth      27     83     142     302      27      83     142     302      *       83     142     302
Fund - Class A
--------------------------------------------------------------------------------------------------------------------------
Prestige Large Cap Value       27     82     140     297      27      82     140     297      *       82     140     297
Fund - Class A
--------------------------------------------------------------------------------------------------------------------------
Prestige Small Cap Fund -      29     88     150     317      29      88     150     317      *       88     150     317
Class A
--------------------------------------------------------------------------------------------------------------------------
Strong Common Stock            27     83     141     299      27      83     141     299      *       83     141     299
Fund
--------------------------------------------------------------------------------------------------------------------------
Strong Total Return Fund,      25     77     132     282      25      77     132     282      *       77     132     282
Inc.
--------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund -       26     81     138     293      26      81     138     293      *       81     138     293
Class A
--------------------------------------------------------------------------------------------------------------------------
Warburg Pincus Emerging        27     84     143     304      27      84     143     304      *       84     143     304
Growth Fund
--------------------------------------------------------------------------------------------------------------------------
Warburg Pincus Global          25     76     129     276      25      76     129     276      *       76     129     276
Fixed Income Fund
--------------------------------------------------------------------------------------------------------------------------

*The contracts sold under this prospectus do not permit annuitizations during the first two contract years.

4. A new provision entitled "TAXATION OF SIMPLE IRA PLANS" is added to the prospectus after the provision entitled "QUALIFIED PLANS AND INDIVIDUAL RETIREMENT ACCOUNTS". The new provision reads as follows:

TAXATION OF SIMPLE IRA PLANS

Generally, distributions from a SIMPLE IRA are taxed in the same manner as an IRA described under Sections 408(a) and 408(b) of the Internal Revenue Code (see "Qualified Plans and Individual Retirement Accounts"). However, any payment or distribution received from a SIMPLE IRA during the two-year period beginning on the date on which the individual first participated in any SIMPLE Plan maintained by the individual's employer, will be taxed according to Section 72(t)(6) of the Internal Revenue Code.

A SIMPLE IRA may receive contributions under a qualified salary reduction arrangement only. Therefore, a SIMPLE IRA cannot receive rollover distributions from non-SIMPLE IRA individual retirement accounts or individual retirement annuities; stock bonus, pension, or profit sharing plans; Section 403(b) plans; or any source other than another SIMPLE IRA.

Distributions from SIMPLE IRAs generally are includible in income similar to the manner in which distributions from IRAs are included in income. Section 72(t)(6) of the Internal Revenue Code provides that the rate of additional penalty tax is increased from 10% to 25% for withdrawals taken prior to age 59 1/2 during the two-year period. If, however, one of the exceptions to the application of the tax under Internal Revenue Code Section 72(t) applies (for example, those amounts paid after age 59 1/2, after death, or as part of a series of substantially equal payments), the exception also applies to distributions within the two-year period and the 25% additional penalty tax rate does not apply.

Distributions from a SIMPLE IRA during the two-year period generally qualify as rollover contributions (and thus are not includible in gross income) only if the distributions are paid into another SIMPLE IRA and satisfy all other requirements as specified in Section 408(d)(3) of the Internal Revenue Code for treatment as rollover contributions.

Any amount in a SIMPLE IRA can be transferred to another SIMPLE IRA in a tax-free trustee-to-trustee transfer during the two-year period. If however, during the two-year period, an amount is paid from a SIMPLE IRA directly to the trustee of an IRA that is not a SIMPLE IRA, the payment will be treated as a distribution from the SIMPLE IRA and as a contribution to another IRA, and thus will not qualify as a rollover contribution. After the expiration of the two-year period, any amount in a SIMPLE IRA can be transferred in a tax-free trustee-to-trustee transfer to another IRA that was not established as a SIMPLE IRA.

For information regarding eligibility to establish or participate in a SIMPLE IRA Plan, limitations on permissible amounts of purchase payments, and tax consequences of distributions from SIMPLE IRA Plans, the purchasers of such contracts should seek competent advice. The terms of such plans may limit the rights available under the contract.

Any distribution from a SIMPLE IRA that is eligible for rollover treatment will be subject to federal tax withholding at the statutory rate (currently 20%) unless the distribution is made directly to an appropriate plan as described above.